Share-Based Payments (Details) - USD ($)			12 Months Ended
	Jun. 27, 2022	Mar. 15, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Payments [Abstract]
Options granted	1,430,000	1,000,000
Shares issued to directors for the director fees			$ 145,913	$ 73,088